UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Core Bond Portfolio

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Core Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Core Bond Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Portfolio	$24	0.49%

Key Fund Statistics

Total Net Assets	$598,573,175
# of Portfolio Holdings	331
Portfolio Turnover Rate	161%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
28.4%
U.S. Treasury Obligations
28.3%
U.S. Government Agency Mortgage-Backed Securities
17.3%
Asset-Backed Securities
10.3%
Commercial Mortgage-Backed Securities
8.9%
Short-Term Investments
4.5%
Collateralized Mortgage Obligations
1.5%
Other†
0.8%

Value	Value
OtherFootnote Reference†	0.8%
Collateralized Mortgage Obligations	1.5%
Short-Term Investments	4.5%
Commercial Mortgage-Backed Securities	8.9%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	17.3%
U.S. Treasury Obligations	28.3%
Corporate Bonds	28.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Reference*

AAA
62.1%
AA
6.3%
A
17.2%
BBB
21.8%
BB
1.0%
B
0.9%
CCC or Lower
0.1%
Not Rated
2.2%
Cash & Equivalents
(11.6%)

Value	Value
Cash & Equivalents	(11.6%)
Not Rated	2.2%
CCC or Lower	0.1%
B	0.9%
BB	1.0%
BBB	21.8%
A	17.2%
AA	6.3%
AAA	62.1%
Footnote	Description
Footnote*	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Core Bond Fund.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

Core Bond Port.-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 12.0%
Security	Principal Amount (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$2,092	$ 2,098,966
ACHV ABS Trust, Series 2023-4CP, Class A, 6.81%, 11/25/30(1)	78	77,663
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(1)	734	737,860
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	2,099	2,098,854
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,194	1,044,786
Conn's Receivables Funding LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	1,946	1,859,190
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,076,354
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	319	303,133
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,395,281
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	282,435
Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,090	1,075,660
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,206	2,202,900
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	2,260	2,266,962
Falcon Aerospace Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	855	787,567
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,099,974
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	930	902,661
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	3,000	3,002,182
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,285	1,118,884
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	992,469
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	208	203,179
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	253	252,745
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,270	1,263,235
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	247	223,327
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	3,122	2,795,384
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	429	429,316
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,191	2,200,513
Security	Principal Amount (000's omitted)	Value
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	$1,001	$ 1,013,456
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,329	1,191,123
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	684	638,339
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	122	118,703
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,449	1,372,167
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,454,744
Series 2022-3, Class B, 8.533%, 1/8/30(1)	1,227	1,231,534
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	218	212,735
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	124	122,095
PEAC Solutions Receivables LLC, Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,367	1,370,351
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	3,085	3,063,508
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)(3)	1,186	1,189,257
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	993	909,159
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,508	1,512,048
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 8.545%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	2,100	2,124,104
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	2,184	2,111,860
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	528	470,669
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	616	520,149
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,579	3,402,882
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	93	92,713
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,760	1,673,612
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	671	613,587
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	220	176,336
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,272	1,169,724
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,914	1,863,914
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,654	1,345,262
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	235	237,067

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	$869	$ 799,029
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,973,584
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	814	717,482
Series 2020-A, Class C, 6.657%, 3/15/45(1)	163	150,260
Total Asset-Backed Securities (identified cost $73,864,375)		$ 71,632,933

Collateralized Mortgage Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 6.335%, (30-day SOFR Average + 1.00%), 9/25/31(1)(4)	$830	$ 828,550
BFLD Mortgage Trust, Series 2024-VICT, Class A, 7.19%, (1 mo. SOFR + 1.89%), 7/15/41(1)(4)	1,797	1,792,436
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	1,501	1,367,873
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(5)	1,317	1,339,882
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	149	148,304
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class M1, 6.085%, (30-day SOFR Average + 0.75%), 10/25/33(1)(4)	33	32,780
Series 2022-DNA2, Class M1A, 6.635%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	661	664,896
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	42	42,437
Series 2013-6, Class HD, 1.50%, 12/25/42	48	41,228
Series 2014-70, Class KP, 3.50%, 3/25/44	258	243,362
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 8.35%, (30-day SOFR Average + 3.014%), 7/25/24(4)	168	168,375
Series 2019-R06, Class 2B1, 9.20%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	2,567	2,683,501
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	654,157
Series 2023-84, Class MW, 6.00%, 6/20/53	653	671,689
Total Collateralized Mortgage Obligations (identified cost $10,509,075)		$ 10,679,470

Commercial Mortgage-Backed Securities — 10.3%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$3,325	$ 2,132,156
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,635	367,470
BPR Trust:
Series 2022-OANA, Class A, 7.227%, (1 mo. SOFR + 1.898%), 4/15/37(1)(4)	3,150	3,160,115
Series 2022-SSP, Class A, 8.329%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)	1,280	1,286,562
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.393%, (1 mo. SOFR + 1.064%), 9/15/36(1)(4)	3,103	3,060,681
Series 2021-VOLT, Class C, 6.543%, (1 mo. SOFR + 1.214%), 9/15/36(1)(4)	1,461	1,432,885
Series 2021-VOLT, Class D, 7.093%, (1 mo. SOFR + 1.764%), 9/15/36(1)(4)	1,074	1,058,738
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.511%, 12/10/54(1)(2)	2,000	1,563,039
COMM Mortgage Trust, Series 2014-CR21, Class C, 4.562%, 12/10/47(2)	2,500	2,370,758
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.524%, (1 mo. SOFR + 1.194%), 7/15/38(1)(4)	452	450,684
Series 2021-ESH, Class C, 7.144%, (1 mo. SOFR + 1.814%), 7/15/38(1)(4)	2,486	2,481,621
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.167%, 3/25/28(2)	462	436,355
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	2,328	2,223,524
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	3,949,312
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.20%, (30-day SOFR Average + 3.864%), 3/25/50(1)(4)	1,237	1,244,656
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,182,432
Great Wolf Trust, Series 2024-WOLF, Class A, 6.871%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)	2,369	2,368,647
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.776%, (1 mo. SOFR + 1.447%), 5/15/38(1)(4)	4,033	4,025,881
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.97%, (1 mo. SOFR + 1.642%), 6/15/41(1)(4)	1,290	1,285,946
Series 2024-DPLO, Class B, 7.32%, (1 mo. SOFR + 1.991%), 6/15/41(1)(4)	1,870	1,865,925
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.694%, 9/15/47(1)(2)	260	156,516
Series 2014-C23, Class D, 4.102%, 9/15/47(1)(2)	2,000	1,777,635
Series 2014-C25, Class D, 4.079%, 11/15/47(1)(2)	1,425	756,919

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(2)	$317	$ 296,260
Series 2021-MHC, Class C, 6.994%, (1 mo. SOFR + 1.664%), 4/15/38(1)(4)	2,425	2,403,010
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 7.261%, (1 mo. SOFR + 1.941%), 6/15/39(1)(4)	1,380	1,380,001
Med Trust, Series 2021-MDLN, Class D, 7.444%, (1 mo. SOFR + 2.114%), 11/15/38(1)(4)	1,582	1,581,493
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.873%, 5/15/49(2)(6)	993	914,894
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (U.S. (Fed) Prime Rate), 6/15/35(1)(4)	5,000	2,128,607
ORL Trust, Series 2023-GLKS, Class A, 7.679%, (1 mo. SOFR + 2.35%), 10/19/36(1)(4)	1,069	1,075,015
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 6.721%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	1,972	1,965,260
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	1,984,311
TX Trust, Series 2024-HOU, Class A, 6.91%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	1,995	1,981,308
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	1,793	1,864,450
VMC Finance LLC:
Series 2021-HT1, Class A, 7.096%, (1 mo. SOFR + 1.764%), 1/18/37(1)(4)	891	874,509
Series 2021-HT1, Class B, 9.946%, (1 mo. SOFR + 4.614%), 1/18/37(1)(4)	2,000	1,960,662
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	419,633
Total Commercial Mortgage-Backed Securities (identified cost $68,849,097)		$ 61,467,870

Corporate Bonds — 33.0%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.9%
BAE Systems PLC, 5.30%, 3/26/34(1)	$794	$ 787,021
Boeing Co.:
6.259%, 5/1/27(1)	774	779,524
6.298%, 5/1/29(1)	1,634	1,657,476
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	2,286	2,227,242
		$ 5,451,263
Security	Principal Amount (000's omitted)	Value
Auto Manufacturers — 1.9%
General Motors Financial Co., Inc.:
4.30%, 4/6/29	$929	$ 882,945
5.80%, 1/7/29	1,050	1,059,734
5.95%, 4/4/34	819	820,021
Hyundai Capital America:
5.30%, 6/24/29(1)	1,800	1,790,787
5.40%, 6/24/31(1)	1,263	1,252,816
Tapestry, Inc.:
7.00%, 11/27/26	808	830,693
7.35%, 11/27/28	1,636	1,698,405
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,885	2,850,714
		$ 11,186,115
Banks — 12.8%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(7)	$1,300	$ 1,317,644
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(7)	1,200	1,100,858
4.175% to 3/24/27, 3/24/28(7)	200	192,842
5.294%, 8/18/27	400	397,522
6.35%, 3/14/34	1,600	1,602,061
6.938%, 11/7/33	600	655,799
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(7)	482	477,032
5.468% to 1/23/34, 1/23/35(7)	8,006	8,000,849
5.933% to 9/15/26, 9/15/27(7)	2,305	2,330,342
Barclays PLC:
5.088% to 6/20/29, 6/20/30(7)	2,150	2,056,125
6.496% to 9/13/26, 9/13/27(7)	1,329	1,351,418
BBVA Bancomer SA:
1.875%, 9/18/25(1)	1,165	1,112,321
5.125% to 1/18/28, 1/18/33(1)(7)	1,000	912,062
BNP Paribas SA:
5.176% to 1/9/29, 1/9/30(1)(7)	1,485	1,469,893
7.75% to 8/16/29(1)(7)(8)	787	795,669
9.25% to 11/17/27(1)(7)(8)	634	673,838
Brookfield Finance, Inc.:
5.675%, 1/15/35	1,039	1,028,448
5.968%, 3/4/54	1,155	1,143,501
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(7)	1,952	2,062,492
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(7)	1,073	956,385
Series W, 4.00% to 12/10/25(7)(8)	1,090	1,046,593
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(7)	1,385	1,386,447
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(7)	1,845	1,951,789
ING Groep NV, 5.335% to 3/19/29, 3/19/30(7)	3,560	3,547,221

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	$469	$ 476,697
8.248% to 11/21/32, 11/21/33(1)(7)	1,355	1,495,315
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(7)	940	934,778
5.766% to 4/22/34, 4/22/35(7)	1,121	1,150,584
6.254% to 10/23/33, 10/23/34(7)	2,847	3,021,125
KeyBank NA, 5.85%, 11/15/27	2,664	2,656,093
PNC Financial Services Group, Inc.:
5.492% to 5/14/29, 5/14/30(7)	3,969	3,991,999
6.875% to 10/20/33, 10/20/34(7)	1,685	1,837,274
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(7)	2,688	2,652,064
6.066% to 1/19/34, 1/19/35(1)(7)	1,584	1,569,252
Swedbank AB, 6.136%, 9/12/26(1)	1,918	1,951,305
Synchrony Bank, 5.40%, 8/22/25	800	794,243
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)	940	845,554
5.625%, 2/15/28	1,000	966,578
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	655	593,870
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)	1,975	2,051,752
Truist Financial Corp., 5.435% to 1/24/29, 1/24/30(7)	1,700	1,695,911
U.S. Bancorp:
5.384% to 1/23/29, 1/23/30(7)	972	974,799
5.678% to 1/23/34, 1/23/35(7)	3,994	4,010,887
5.85% to 10/21/32, 10/21/33(7)	595	604,585
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(7)	1,652	1,328,139
9.016% to 11/15/32, 11/15/33(1)(7)	684	824,877
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(7)	785	753,162
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,682	1,677,482
		$ 76,427,476
Chemicals — 0.3%
Celanese U.S. Holdings LLC:
6.55%, 11/15/30	$1,090	$ 1,139,549
6.70%, 11/15/33	625	657,115
		$ 1,796,664
Commercial Services — 0.4%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,352	$ 2,207,092
Ford Foundation, 2.415%, 6/1/50	650	390,947
		$ 2,598,039
Security	Principal Amount (000's omitted)	Value
Computers — 0.4%
Kyndryl Holdings, Inc.:
3.15%, 10/15/31	$385	$ 322,564
6.35%, 2/20/34	1,688	1,715,595
		$ 2,038,159
Diversified Financial Services — 5.0%
Ally Financial, Inc.:
2.20%, 11/2/28	$2,075	$ 1,797,598
6.848% to 1/3/29, 1/3/30(7)	270	277,540
8.00%, 11/1/31	390	430,641
Bank of Ireland Group PLC, 5.601% to 3/20/29, 3/20/30(1)(7)	1,150	1,149,852
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(7)	1,060	1,058,193
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(7)	2,850	2,968,935
CI Financial Corp., 3.20%, 12/17/30	1,403	1,106,477
Enact Holdings, Inc., 6.25%, 5/28/29	1,695	1,696,191
Ford Motor Credit Co. LLC:
7.122%, 11/7/33	708	748,556
7.20%, 6/10/30	1,237	1,301,849
7.35%, 3/6/30	2,713	2,872,660
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)(3)	3,003	2,942,668
Jefferies Financial Group, Inc., 6.20%, 4/14/34	1,487	1,506,891
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,590	1,482,857
Nuveen LLC, 5.85%, 4/15/34(1)	1,384	1,390,247
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	1,733	1,511,666
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,298,287
Synchrony Financial, 4.50%, 7/23/25	2,000	1,967,136
TPG Operating Group II LP, 5.875%, 3/5/34	1,800	1,808,333
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(7)	611	572,757
		$ 29,889,334
Electric Utilities — 1.1%
Engie SA, 5.625%, 4/10/34(1)	$2,250	$ 2,240,767
MidAmerican Energy Co., 5.35%, 1/15/34	861	873,502
NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	3,605	3,543,757
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	38	37,762
		$ 6,695,788
Entertainment — 0.2%
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	$1,688	$ 1,315,142
		$ 1,315,142

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Foods — 0.2%
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	$1,120	$ 897,325
3.00%, 10/15/30(1)	210	178,421
		$ 1,075,746
Health Care — 0.5%
Centene Corp.:
3.375%, 2/15/30	$2,684	$ 2,384,368
4.25%, 12/15/27	798	762,582
		$ 3,146,950
Insurance — 1.4%
Corebridge Global Funding, 5.20%, 1/12/29(1)	$2,415	$ 2,404,778
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,437	2,018,021
6.75%, 3/15/54(1)	2,393	2,368,593
7.95%, 6/15/33(1)	340	373,509
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)	1,466	1,373,511
		$ 8,538,412
Lodging and Gaming — 0.1%
Las Vegas Sands Corp., 6.00%, 8/15/29	$701	$ 704,859
		$ 704,859
Machinery — 0.2%
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	$1,043	$ 1,049,484
		$ 1,049,484
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$3,800	$ 2,790,370
Comcast Corp., 2.887%, 11/1/51	1,850	1,155,133
		$ 3,945,503
Oil and Gas — 0.3%
Diamondback Energy, Inc., 5.40%, 4/18/34	$1,019	$ 1,009,238
South32 Treasury Ltd., 4.35%, 4/14/32(1)	1,003	908,361
		$ 1,917,599
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,615,276
		$ 2,615,276
Security	Principal Amount (000's omitted)	Value
Packaging & Containers — 0.2%
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)	$1,080	$ 1,074,887
		$ 1,074,887
Pharmaceuticals — 1.1%
AbbVie, Inc., 5.50%, 3/15/64	$1,526	$ 1,507,643
Bristol-Myers Squibb Co., 5.65%, 2/22/64	2,722	2,661,073
CVS Health Corp.:
5.05%, 3/25/48	853	735,497
5.55%, 6/1/31	1,766	1,768,110
		$ 6,672,323
Pipelines — 0.4%
ONEOK, Inc., 6.05%, 9/1/33	$2,120	$ 2,183,715
		$ 2,183,715
Real Estate Investment Trusts (REITs) — 2.2%
American Assets Trust LP, 3.375%, 2/1/31	$1,170	$ 959,272
COPT Defense Properties LP, 2.90%, 12/1/33	1,887	1,487,017
EPR Properties:
3.60%, 11/15/31	390	325,340
3.75%, 8/15/29	1,539	1,372,863
4.95%, 4/15/28	1,243	1,190,460
Extra Space Storage LP:
2.40%, 10/15/31	1,473	1,210,925
2.55%, 6/1/31	1,011	843,723
5.90%, 1/15/31	1,500	1,532,843
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	327	308,658
3.75%, 9/15/30(1)	347	302,984
Ventas Realty LP, 5.625%, 7/1/34	1,856	1,840,613
VICI Properties LP, 5.75%, 4/1/34	1,965	1,947,883
		$ 13,322,581
Semiconductors — 0.1%
Marvell Technology, Inc., 5.75%, 2/15/29	$703	$ 718,082
		$ 718,082
Software — 1.1%
Concentrix Corp., 6.60%, 8/2/28	$4,949	$ 5,011,033
Fiserv, Inc., 5.35%, 3/15/31	1,355	1,354,822
		$ 6,365,855

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
CDW LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 664,921
		$ 664,921
Telecommunications — 0.5%
AT&T, Inc.:
3.50%, 9/15/53	$405	$ 275,144
3.65%, 6/1/51	2,887	2,040,831
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	661	489,858
SES SA, 5.30%, 4/4/43(1)	393	285,584
		$ 3,091,417
Transportation — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30(1)	$1,150	$ 1,197,644
		$ 1,197,644
Utilities — 0.3%
Southern Co., Series B, 4.00% to 10/15/25, 1/15/51(7)	$1,704	$ 1,655,726
		$ 1,655,726
Total Corporate Bonds (identified cost $200,738,237)		$197,338,960

Preferred Stocks — 0.3%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 995,303
		$ 995,303
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	42,377	$ 862,372
		$ 862,372
Total Preferred Stocks (identified cost $3,157,450)		$ 1,857,675

Taxable Municipal Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,207,921
		$ 1,207,921
Water and Sewer — 0.4%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 707,193
Green Bonds, 2.184%, 9/1/31	650	549,893
Green Bonds, 2.264%, 9/1/32	585	485,895
Green Bonds, 2.344%, 9/1/33	635	517,703
		$ 2,260,684
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,468,605

U.S. Government Agency Mortgage-Backed Securities — 20.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$589	$ 511,855
3.00%, with various maturities to 2046	2,600	2,289,159
3.50%, with various maturities to 2048	2,441	2,221,002
4.00%, with various maturities to 2047	1,962	1,835,455
4.50%, with various maturities to 2044	620	602,604
5.50%, 6/1/41	887	904,911
6.00%, 6/1/53	311	312,475
Federal National Mortgage Association:
2.50%, 3/1/47	711	600,658
3.00%, 7/1/49	713	617,581
3.50%, with various maturities to 2047	3,899	3,552,355
4.00%, with various maturities to 2046	1,307	1,222,507
4.50%, 2/1/44	220	214,321
5.00%, 7/1/41	197	197,622
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,859	2,379,226
3.50%, 12/20/45	846	773,957
5.50%, 6/20/53	2,107	2,107,573
6.00%, with various maturities to 2053	502	508,605
7.00%, 6/20/53	852	886,044

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(9)	$28,527	$ 26,106,664
4.50%, 30-Year, TBA(9)	28,375	26,755,625
5.00%, 30-Year, TBA(9)	47,425	45,841,064
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $122,975,534)		$120,441,263

U.S. Treasury Obligations — 32.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,436,486
1.625%, 11/15/50	6,770	3,707,656
1.875%, 11/15/51	1,318	765,264
2.00%, 11/15/41	8,644	5,941,737
2.00%, 8/15/51	347	208,525
2.25%, 2/15/52	3,332	2,123,239
2.375%, 2/15/42	19,194	13,978,630
2.875%, 5/15/43	9,367	7,276,988
2.875%, 5/15/52	1,099	805,661
3.00%, 8/15/52	4,144	3,118,360
3.625%, 2/15/53	1,874	1,594,924
3.625%, 5/15/53	1,454	1,237,547
3.875%, 2/15/43	2,631	2,379,000
4.00%, 11/15/42	7,600	7,005,953
4.50%, 2/15/44	685	672,156
4.75%, 11/15/43	1,000	1,013,594
4.75%, 11/15/53	550	568,691
U.S. Treasury Notes:
0.375%, 11/30/25	3,634	3,409,643
0.375%, 12/31/25	28,291	26,460,373
0.375%, 1/31/26	4,956	4,619,437
0.50%, 2/28/26	25,644	23,881,977
0.75%, 4/30/26	4,821	4,484,660
1.125%, 2/29/28	7,680	6,823,950
1.25%, 3/31/28	2,415	2,151,190
1.25%, 4/30/28	7,455	6,624,903
1.375%, 10/31/28	3,816	3,365,533
1.875%, 2/28/27	22,061	20,583,179
2.75%, 4/30/27	18,000	17,151,328
2.875%, 4/30/29	1,630	1,524,810
3.125%, 8/31/27	3,713	3,562,885
3.50%, 1/31/28	2,593	2,511,614
3.75%, 5/31/30	1,408	1,363,780
3.875%, 12/31/27	2,000	1,962,031
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.875%, 9/30/29	$2,306	$ 2,253,665
4.00%, 2/15/34	3,905	3,791,206
4.125%, 9/30/27	1,600	1,582,094
4.125%, 3/31/29	2,949	2,919,452
4.25%, 12/31/25	482	477,453
4.375%, 8/15/26	1,300	1,291,672
Total U.S. Treasury Obligations (identified cost $214,724,618)		$196,631,246

Short-Term Investments — 5.2%
Affiliated Fund – 3.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(10)	19,228,036	$ 19,228,036
Total Affiliated Fund (identified cost $19,228,036)		$ 19,228,036

U.S. Treasury Obligations –2.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 8/13/24	12,000	$ 11,924,941
Total U.S. Treasury Obligations (identified cost $11,924,786)		$ 11,924,941
Total Short-Term Investments (identified cost $31,152,822)		$ 31,152,977
Total Investments — 116.1% (identified cost $730,091,208)		$694,670,999
Other Assets, Less Liabilities — (16.1)%		$(96,097,824)
Net Assets — 100.0%		$598,573,175
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $191,645,398 or 32.0% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(3)	When-issued security.

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(5)	Step coupon security. Interest rate represents the rate in effect at June 30, 2024.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	459	Long	9/30/24	$93,736,406	$289,465
U.S. 5-Year Treasury Note	444	Long	9/30/24	47,320,688	403,044
U.S. 10-Year Treasury Note	73	Long	9/19/24	8,028,859	60,267
U.S. Long Treasury Bond	2	Long	9/19/24	236,625	4,864
U.S. Ultra-Long Treasury Bond	(15)	Short	9/19/24	(1,880,156)	(47,121)
U.S. Ultra 10-Year Treasury Note	(87)	Short	9/19/24	(9,877,219)	(38,704)
					$671,815
Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $709,814,126)	$674,528,069
Affiliated investments, at value (identified cost $20,277,082)	20,142,930
Deposits for forward commitment securities	740,000
Deposits for derivatives collateral — futures contracts	1,325,164
Interest and dividends receivable	4,839,703
Interest and dividends receivable from affiliated investments	68,761
Receivable for investments sold	2,510,640
Receivable for variation margin on open futures contracts	95,494
Receivable from affiliates	11,532
Trustees' deferred compensation plan	58,611
Total assets	$704,320,904
Liabilities
Cash collateral due to brokers	$740,000
Payable for investments purchased	1,792,435
Payable for when-issued/forward commitment securities	102,704,532
Due to custodian	108,348
Payable to affiliates:
Investment adviser fee	219,212
Trustees' fees	9,550
Trustees' deferred compensation plan	58,611
Accrued expenses	115,041
Total liabilities	$105,747,729
Net Assets applicable to investors' interest in Portfolio	$598,573,175

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $166)	$96,161
Dividend income from affiliated investments	281,569
Interest income	13,597,926
Interest income from affiliated investments	76,440
Other income	1,795
Total investment income	$14,053,891
Expenses
Investment adviser fee	$1,337,553
Trustees’ fees and expenses	19,093
Custodian fee	81,616
Legal and accounting services	49,414
Miscellaneous	33,218
Total expenses	$1,520,894
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$51,747
Total expense reductions	$51,747
Net expenses	$1,469,147
Net investment income	$12,584,744
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(5,277,255)
Futures contracts	(1,492,680)
Net realized loss	$(6,769,935)
Change in unrealized appreciation (depreciation):
Investments	$(3,748,551)
Investments - affiliated investments	71,095
Futures contracts	(576,567)
Net change in unrealized appreciation (depreciation)	$(4,254,023)
Net realized and unrealized loss	$(11,023,958)
Net increase in net assets from operations	$1,560,786

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$12,584,744	$22,160,888
Net realized loss	(6,769,935)	(23,641,763)
Net change in unrealized appreciation (depreciation)	(4,254,023)	34,122,291
Net increase in net assets from operations	$1,560,786	$32,641,416
Capital transactions:
Contributions	$30,658,245	$103,019,761
Withdrawals	(27,284,754)	(113,522,022)
Net increase (decrease) in net assets from capital transactions	$3,373,491	$(10,502,261)
Net increase in net assets	$4,934,277	$22,139,155
Net Assets
At beginning of period	$593,638,898	$571,499,743
At end of period	$598,573,175	$593,638,898

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.49%(2)(3)	0.49%(3)	0.49%(3)	0.49%	0.49%	0.49%
Net investment income	4.23%(2)	3.74%	2.58%	2.06%	2.46%	2.86%
Portfolio Turnover	161%(4)(5)	227%(5)	102%(5)	122%(5)	93%(5)	89%
Total Return(1)	0.26%(4)	6.08%	(13.13)%	0.70%	8.16%	9.28%
Net assets, end of period (000’s omitted)	$598,573	$593,639	$571,500	$570,872	$575,953	$590,390
(1)	The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.01%, 0.01%, 0.01% and 0.01% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(4)	Not annualized.
(5)	Includes the effect of To Be Announced (TBA) transactions.

Core Bond Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2024, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 54.7% and 45.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Core Bond Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
H  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2024, the Portfolio's investment adviser fee amounted to $1,337,553 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $43,912 of the Portfolio’s operating expenses for the six months ended June 30, 2024. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $7,835 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Core Bond Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended June 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$209,076,203	$168,425,465
U.S. Government and Agency Securities	883,828,490	899,407,754
	$1,092,904,693	$1,067,833,219
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$731,204,715
Gross unrealized appreciation	$3,762,788
Gross unrealized depreciation	(39,624,689)
Net unrealized depreciation	$(35,861,901)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2024 is included in the Portfolio of Investments. At June 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to seek to hedge against fluctuations in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$757,640	$(85,825)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Core Bond Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(1,492,680)	$(576,567)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended June 30, 2024, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$142,649,000	$13,246,000
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
7  Affiliated Investments
At June 30, 2024, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $20,142,930, which represents 3.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.873%, 5/15/49	$883,072	$ —	$ —	$ —	$31,822	$914,894	$23,940	$993,200
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	1,871,414	—	(1,910,687)	—	39,273	—	52,500	—
Short-Term Investments
Liquidity Fund	16,240,414	125,764,868	(122,777,246)	—	—	19,228,036	281,569	19,228,036
Total				$ —	$71,095	$20,142,930	$358,009

Core Bond Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 71,632,933	$ —	$ 71,632,933
Collateralized Mortgage Obligations	—	10,679,470	—	10,679,470
Commercial Mortgage-Backed Securities	—	61,467,870	—	61,467,870
Corporate Bonds	—	197,338,960	—	197,338,960
Preferred Stocks	1,857,675	—	—	1,857,675
Taxable Municipal Obligations	—	3,468,605	—	3,468,605
U.S. Government Agency Mortgage-Backed Securities	—	120,441,263	—	120,441,263
U.S. Treasury Obligations	—	196,631,246	—	196,631,246
Short-Term Investments:
Affiliated Fund	19,228,036	—	—	19,228,036
U.S. Treasury Obligations	—	11,924,941	—	11,924,941
Total Investments	$21,085,711	$673,585,288	$ —	$694,670,999
Futures Contracts	$ 757,640	$ —	$ —	$ 757,640
Total	$21,843,351	$673,585,288	$ —	$695,428,639
Liability Description
Futures Contracts	$ (85,825)	$ —	$ —	$ (85,825)
Total	$ (85,825)	$ —	$ —	$ (85,825)

Eaton Vance
Core Bond Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1   for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Core Bond Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Core Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which the

Eaton Vance
Core Bond Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.

Eaton Vance
Core Bond Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

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EAGIX-NCSR    6.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

No material changes.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 23, 2024